Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Feb. 28, 2021	May 31, 2020	May 31, 2019
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable	$ 600,909	$ 591,060	$ 510,210
Accrued payroll and payroll taxes	209,822	212,361	230,119
Accrued liabilities	369,017	369,462
Total	$ 1,179,748	$ 1,172,883	$ 1,517,127